INCOME TAXES (Tables)	12 Months Ended
Oct. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF NET DEFERRED TAX ASSETS FOR FEDERAL AND STATE INCOME TAXES

Significant components of the Company’s net deferred tax assets for federal and state income taxes at October 31, 2023 and 2022 consist of the following:

	Years Ended October 31,
	2023	2022

Net operating loss carryforward	$3,074,000	$2,163,000
Stock compensation	1,579,000	1,258,000
Basis of shares in subsidiary	442,000	445,000
Capitalized intangible costs	(116,000)	(253,000)
Accruals and reserves	69,000	94,000
Deferred tax assets	5,048,000	3,707,000
Valuation allowance	(5,048,000)	(3,707,000)

Effective income tax asset	$–	$–